Expenses for shipping activities and other expenses from operating activities - Vessel operating expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Operating expenses	$ (199,286)	$ (204,702)	$ (204,433)
Insurance	(16,808)	(16,004)	(13,957)
Total vessel operating expenses	$ (216,094)	$ (220,706)	$ (218,390)